UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2460

Fidelity Union Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Maryland Municipal Income Fund

November 30, 2017

SMD-QTLY-0118
1.810710.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
District Of Columbia - 1.0%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,389,520
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	300,000	339,492
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	557,145

TOTAL GUAM		896,637

Maryland - 95.3%
Anne Arundel County Gen. Oblig.:
Series 2012, 5% 4/1/22	$335,000	$379,853
Series 2013, 5% 4/1/32	2,675,000	3,079,835
Series 2014, 5% 4/1/25	2,140,000	2,518,202
Series 2015:
5% 4/1/30	6,795,000	8,070,415
5% 4/1/33	5,895,000	6,905,816
5% 4/1/33	2,585,000	3,028,250
Series 2016, 5% 10/1/29	1,455,000	1,749,827
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,728,450
Baltimore County Gen. Oblig.:
Series 2011, 5% 2/1/32	500,000	560,190
Series 2014 B:
4.5% 9/1/23	1,645,000	1,878,491
4.5% 9/1/24	4,730,000	5,485,145
Series 2016, 5% 2/1/29	1,310,000	1,574,934
Series 2017:
5% 3/1/29	3,400,000	4,150,754
5% 3/1/30	2,440,000	2,962,941
4% 8/1/24	3,000,000	3,170,520
Baltimore Gen. Oblig.:
Series 2011 A, 5% 10/15/26 (Pre-Refunded to 10/15/21 @ 100)	550,000	616,930
Series 2013 B:
5% 10/15/23	1,100,000	1,258,235
5% 10/15/24	1,875,000	2,137,238
Series 2017 A:
5% 10/15/34	2,000,000	2,390,200
5% 10/15/36	1,000,000	1,187,490
5% 10/15/37	1,000,000	1,184,650
Series 2017, 5% 9/1/38	1,650,000	1,773,668
5% 6/15/23	350,000	399,396
5% 6/15/24	500,000	576,185
Baltimore Proj. Rev.:
(Wastewtr. Projs.):
Series 2014 C, 5% 7/1/27	2,325,000	2,732,689
Series 2014 D, 5% 7/1/28	2,750,000	3,224,375
(Wtr. Projs.):
Series 1994 A, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	297,176
Series 2014 A:
5% 7/1/28	2,825,000	3,300,278
5% 7/1/33	3,000,000	3,449,940
Series 2014 B, 5% 7/1/28	1,580,000	1,852,550
Series 2017 D, 5% 7/1/31	5,260,000	6,260,505
Waste Wtr. 2014C 5% 7/1/34	1,285,000	1,472,379
City of Salisbury Gen. Oblig. Bonds Series 2016, 5% 4/1/24	1,400,000	1,648,332
City of Westminster Series 2016, 5% 11/1/31	2,000,000	2,247,380
Howard County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2016 A, 5% 2/15/25	3,785,000	4,562,212
Series 2011 B, 5% 8/15/23	2,980,000	3,330,865
Series 2013 A, 4% 2/15/23	450,000	481,631
Series 2017 B, 5% 2/15/29	4,025,000	4,932,316
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2017, 5% 9/1/29	4,000,000	4,918,000
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/31 (a)	1,950,000	2,233,979
5% 3/31/36 (a)	2,500,000	2,818,800
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	403,718
5% 7/1/28	305,000	351,592
5% 7/1/29	185,000	211,943
5% 7/1/30	250,000	284,203
5% 7/1/32	325,000	364,644
(Towson Unversity Proj.) Series 2017:
5% 7/1/31	300,000	338,940
5% 7/1/36	500,000	558,405
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (FSA Insured)	350,000	415,370
5% 7/1/29 (FSA Insured)	700,000	825,426
(Univ. of Maryland, College Park Projs.) 5% 6/1/43 (FSA Insured)	575,000	661,572
Maryland Gen. Oblig. Series 2017 A, 5% 3/15/28	1,740,000	2,140,339
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28 (Pre-Refunded to 7/1/19 @ 100)	510,000	536,938
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	500,000	591,355
5% 7/1/30	850,000	994,415
5% 7/1/31	1,400,000	1,630,230
5% 7/1/32	290,000	336,383
(Johns Hopkins Univ. Proj.) Series 2008 A, 5.25% 7/1/38	5,000,000	5,114,200
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	100,000	100,320
Series 2011, 5% 8/15/22	1,000,000	1,113,600
Series 2012 A:
5% 7/1/23	400,000	453,692
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	700,000	798,602
5% 7/1/25	1,000,000	1,126,250
5% 7/1/25	1,120,000	1,238,787
5% 7/1/26	300,000	330,045
5% 10/1/30	750,000	832,538
Series 2012 B, 5% 7/1/25	1,135,000	1,299,711
Series 2012:
5% 7/1/23	850,000	962,098
5% 7/1/24	1,100,000	1,245,838
5% 7/1/26	1,080,000	1,181,336
5% 7/1/26	1,400,000	1,579,676
5% 7/1/27	300,000	337,173
5% 7/1/31	2,500,000	2,690,050
Series 2013 A:
5% 7/1/26	1,045,000	1,173,274
5% 7/1/27	1,185,000	1,325,233
5% 8/15/41	3,000,000	3,378,030
5% 7/1/43	3,495,000	3,812,835
Series 2013 B, 5% 8/15/38	2,000,000	2,255,420
Series 2014:
5% 7/1/27	3,495,000	4,019,390
5% 10/1/45	2,500,000	2,846,100
5.25% 7/1/25	2,500,000	2,883,275
Series 2015 A:
5% 5/15/29	2,000,000	2,370,420
5% 5/15/30	1,000,000	1,180,490
Series 2015:
5% 7/1/26	1,000,000	1,161,880
5% 7/1/27	1,000,000	1,155,610
5% 7/1/29	600,000	696,576
5% 8/15/29	2,000,000	2,304,640
5% 7/1/30	1,075,000	1,242,539
5% 7/1/31	2,200,000	2,525,006
5% 7/1/33	1,325,000	1,459,912
5% 7/1/34	1,200,000	1,316,328
5% 7/1/40	3,350,000	3,771,899
Series 2016 A:
4% 7/1/42	2,175,000	2,187,506
5% 7/1/35	1,500,000	1,652,550
5% 7/1/38	3,215,000	3,522,097
5.5% 1/1/31	1,500,000	1,767,240
Series 2016:
5% 6/1/26	300,000	347,364
5% 6/1/27	255,000	294,831
5% 6/1/28	310,000	359,473
5% 6/1/29	350,000	406,434
5% 7/1/31	500,000	582,500
5% 6/1/33	305,000	346,547
5% 6/1/36	250,000	283,395
Series 2017:
5% 6/1/27	290,000	335,298
5% 6/1/31	425,000	490,369
5% 6/1/33	970,000	1,102,133
5% 6/1/35	600,000	679,992
5% 6/1/42	1,000,000	1,115,620
Maryland Stadium Auth. Rev.:
(Stadium Auth. Baltimore City Proj.) Series 2016, 5% 5/1/30	1,715,000	2,022,620
(Pub. Schools Construction and Revitalization Prog.) Series 2016:
5% 5/1/36	2,000,000	2,308,120
5% 5/1/41	1,000,000	1,146,830
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,482,056
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2008:
5% 7/1/35 (FSA Insured)	880,000	898,841
5% 7/1/37 (FSA Insured)	4,485,000	4,581,024
Series 2017, 5% 7/1/30	3,000,000	3,632,220
Montgomery County Gen. Oblig.:
(Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,111,290
Series 2016, 5% 12/1/45	2,500,000	2,844,725
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
5% 7/1/20	650,000	701,246
5% 7/1/22	750,000	846,135
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
3.5% 11/1/26	1,825,000	1,829,982
5% 11/1/30	790,000	889,137
5% 11/1/32	525,000	586,367
Worcester County Series 2014, 5% 3/1/24	1,670,000	1,964,705

TOTAL MARYLAND		223,777,915

TOTAL MUNICIPAL BONDS
(Cost $223,183,839)		227,064,072
TOTAL INVESTMENT IN SECURITIES - 96.7%
(Cost $223,183,839)		227,064,072
NET OTHER ASSETS (LIABILITIES) - 3.3%		7,734,380
NET ASSETS - 100%		$234,798,452

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Income Fund

November 30, 2017

AZI-QTLY-0118
1.810709.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Arizona - 98.0%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.75% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	$250,000	$256,263
Series 2012 A, 5% 7/1/26	1,000,000	1,128,180
Series 2015 A, 5% 7/1/35	2,215,000	2,556,930
Series 2015 B, 5% 7/1/31	1,525,000	1,783,152
Series 2015 D:
5% 7/1/34	500,000	579,040
5% 7/1/35	900,000	1,038,933
5% 7/1/41	485,000	555,582
5% 7/1/46	3,000,000	3,425,610
Series 2016 B, 5% 7/1/22	425,000	484,466
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,397,925
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,284,000
Series 2013 A, 5% 10/1/25	1,870,000	2,104,741
Series 2015, 5% 9/1/27	1,500,000	1,772,820
Series 2016, 5% 10/1/21	500,000	558,085
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,283,661
5% 7/1/32	470,000	471,156
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,419,115
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.705%, tender 1/1/37 (a)(b)	1,000,000	875,940
Series 2008 D, 5.5% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	100,000	100,320
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,327,280
5% 12/1/42	2,020,000	2,300,416
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,085,530
Series 2012 A, 5% 1/1/43	3,500,000	3,820,915
Arizona State Trans. Board Series 2017 A, 5% 7/1/32	1,500,000	1,785,165
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,358,580
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28 (Pre-Refunded to 7/1/18 @ 100)	500,000	510,385
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	415,611
5% 7/1/28	500,000	590,305
5% 7/1/29	455,000	533,392
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	576,265
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	805,861
5% 7/1/27	1,300,000	1,494,194
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,132,860
Series 2017, 5% 7/1/32	1,000,000	1,180,870
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,047,590
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,173,790
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,182,550
Maricopa County Cmnty. College District Series 2016, 5% 7/1/21	2,000,000	2,228,700
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2009 A, 6% 7/1/39	1,000,000	1,060,580
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/34	3,000,000	3,494,250
5% 1/1/38	1,215,000	1,401,563
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	250,000	253,338
6% 1/1/48 (c)	250,000	254,713
Maricopa County Phoenix Union High School District #210 Series E, 5% 7/1/22	1,000,000	1,139,440
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,391,618
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28	690,000	805,354
5.5% 7/1/29	480,000	568,483
5.5% 7/1/30	400,000	473,272
Series 2010 C, 4% 7/1/29	650,000	704,743
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,318,440
5% 7/1/38	3,850,000	4,456,683
Series 2016, 5% 7/1/39	2,270,000	2,623,961
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	2,000,000	2,254,360
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,118,690
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	476,137
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	932,059
5% 6/1/41	1,250,000	1,354,738
Series 2013, 5% 8/1/27	1,000,000	1,142,450
Series 2014, 5% 6/1/29	500,000	571,575
Series 2015, 5% 6/1/30	1,000,000	1,163,890
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (d)	1,100,000	1,250,843
5% 7/1/29 (d)	500,000	561,895
Series 2015 A, 5% 7/1/45	4,100,000	4,663,750
Series 2017 A, 5% 7/1/35 (d)	2,425,000	2,819,426
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,596,960
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,175,830
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,228,300
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	427,295
5% 7/1/27 (d)	400,000	444,068
Pima County Ctfs. of Prtn.:
Series 2013 A, 5% 12/1/22	1,000,000	1,135,220
Series 2014, 5% 12/1/27	1,745,000	1,975,968
Pima County Gen. Oblig. Series 2016, 4% 7/1/22	2,000,000	2,189,620
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,050,000	1,168,514
Series 2012 A:
5% 7/1/23	30,000	33,986
5% 7/1/25	1,600,000	1,809,584
5% 7/1/26	1,000,000	1,130,050
Series 2016, 5% 7/1/21	3,000,000	3,329,820
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A:
5% 1/1/31	3,000,000	3,597,420
5% 1/1/38	1,000,000	1,174,330
Series 2015 A:
5% 12/1/34	1,500,000	1,751,400
5% 12/1/45	1,035,000	1,192,455
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,826,460
5.5% 12/1/29	3,000,000	3,692,790
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	439,004
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	448,791
Series 2008 A, 5% 9/1/23	355,000	363,396
Scottsdale Muni. Property Corp. Excise Tax Rev.:
Series 2015, 5% 7/1/34	1,355,000	1,584,374
Series 2017, 5% 7/1/31	4,320,000	5,242,709
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,201,658
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,240,453
Series 2016:
5% 7/1/28	315,000	377,316
5% 7/1/29	500,000	595,505
5% 7/1/30	325,000	385,424
5% 7/1/31	375,000	442,823
Tempe Transit Excise Tax Rev. Series 2008:
4.75% 7/1/38	35,000	35,618
4.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	25,000	25,484
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	527,550
5% 7/1/28 (FSA Insured)	1,000,000	1,147,430
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	640,198
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,473,321
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,173,040
Series 2017, 5% 7/1/34	1,000,000	1,190,110
5% 7/1/27	1,000,000	1,194,370
5% 7/1/28	2,000,000	2,376,460
Univ. Med. Ctr. Corp. Hosp. Rev. 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,192,650
Univ. of Arizona Univ. Revs.:
Series 2012 A, 5% 6/1/37	2,225,000	2,479,963
Series 2014, 5% 8/1/28	1,000,000	1,153,760
Series 2015 A 5% 6/1/30	2,500,000	2,930,175
5% 6/1/38	2,000,000	2,320,640
5% 6/1/39	1,910,000	2,213,098
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,087,030
Series 2012 A, 5.25% 8/1/33	2,000,000	2,185,680
Series 2016, 5% 8/1/36	1,305,000	1,431,676
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,272,780

TOTAL ARIZONA		174,134,985

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (d)	300,000	306,732
6.375% 10/1/43 (d)	200,000	226,632
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	439,780

TOTAL GUAM		973,144

TOTAL MUNICIPAL BONDS
(Cost $170,192,264)		175,108,129
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $170,192,264)		175,108,129
NET OTHER ASSETS (LIABILITIES) - 1.5%		2,593,877
NET ASSETS - 100%		$177,702,006

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $508,051 or 0.3% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018